Financial risk management - Financial risk factors (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Financial assets	€ 3,133,264,000	€ 3,494,788,000
Financial liabilities	39,541,000	96,533,000
Liquidity risk [member]
Liquidity risk
Financial Investments And Cash And Cash Equivalents	€ 2,998,000,000
Maximum Notice Period For Converting Cash And Cash Equivalents.	3 months
Current financial instruments
Financial risk management
Financial liabilities at fair value through profit or loss	€ 5,000	5,000
Non-current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities at fair value through profit or loss		20,576,000
Trade & other liabilities
Financial risk management
Financial liabilities at amortised cost	32,621,000	64,230,000
Lease liabilities
Financial risk management
Financial liabilities at amortised cost	6,915,000	11,722,000
Equity instruments
Financial risk management
Financial assets held at fair value through other comprehensive income	46,809,000	52,941,000
Contingent consideration receivable [member]
Financial risk management
Financial assets held at fair value through profit or loss	54,705,000	47,207,000
Current financial investments
Financial risk management
Financial assets held at fair value through profit or loss	1,472,031,000	1,484,599,000
Financial assets at amortized cost	1,438,149,000	1,768,917,000
Cash and cash equivalents
Financial risk management
Financial assets at amortized cost	87,868,000	64,239,000
Restricted cash (current and non-current)
Financial risk management
Financial assets at amortized cost	1,759,000	1,985,000
Other non-current assets.
Financial risk management
Financial assets at amortized cost	1,200,000	1,266,000
Trade receivables
Financial risk management
Financial assets at amortized cost	9,568,000	32,471,000
Escrow account [member]
Financial risk management
Financial assets at amortized cost		€ 41,163,000
Convertible loan [member]
Financial risk management
Financial assets held at fair value through profit or loss	€ 21,175,000